SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2013 Convertible Debt [Member] Rate	Nov. 30, 2013 Front Champion & Golden Victory [Member] Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 25.0
Debt Instrument, Convertible, Effective Interest Rate	4.50%
Stock Issued During Period, Shares, Conversion of Convertible Securities	6,474,827
Convertible Debt: Payment on Conversion	2.25
Related party, Lease termination payable		90
Related party, Lease termination payments paid		$ 11.0